Leases (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Schedule of Company's right-of-use asset
For the year ended as of December 31, 2019, the change in the Company’s right-of-use
assets, is as follows:

	Ps. Total
As of January 1, 2019		1,797
Additions		215
Disposals		(36)
Depreciation		(555)
Hyperinflationary economies effect		20
Indexation effect		15
Effects of changes in foreign exchange rates		(74)

Right-of-use assets, net as of December 31, 2019	Ps.	1,382

Schedule of Company's lease liabilities
As of December 31, 2019, scheduled maturities of the Company’s lease liabilities, are as follows:

	2019
Maturity analysis
Less than one year	Ps.	483
One to three years		238
More than three years		662

Total lease liabilities as of December 31, 2019	Ps.	1,383

Current	Ps.	483
Non-Current	Ps.	900